Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 23, 2018
Document Effective Date	Mar. 24, 2018
Prospectus Date	Mar. 24, 2018
ATAC Inflation Rotation Fund | Investor Class Shares
Prospectus:
Trading Symbol	ATACX
ATAC Inflation Rotation Fund | Institutional Class Shares
Prospectus:
Trading Symbol	ATCIX